REDEEMABLE NON-CONTROLLING INTERESTS (Details) $ / shares in Units, $ in Millions	1 Months Ended			6 Months Ended
	Jul. 31, 2014 CNY (¥) shares	Jul. 31, 2014 USD ($) $ / shares shares	Jan. 22, 2014 USD ($) shares	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued			15,000,000
Value of shares issued | $			$ 126.3
Jiangxi Jinko [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Ownership percentage by noncontrolling owner				45.00%	45.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				45.00%	45.00%
Redeemable Convertible Preferred Stock [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Stock Repurchased During Period, Value | $					$ 225.0
Series A Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued	25,532	25,532
Series A-1 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued	26,809	26,809
Series A-2 Preferred Shares [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Number of shares issued	5,106	5,106
JinkoSolar Power [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Shares issue price per share | $ / shares		$ 3,917
Value of shares issued	¥ 1,385,000,000	$ 225.0
Ownership percentage by noncontrolling owner		45.00%
Ownership percentage by the Company		55.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		45.00%
Change in the carrying amount of redeemable non-controlling interests
Beginning Balance | ¥				¥ 0		¥ 1,435,585,290
Accretion to redemption value of redeemable non-controlling interests | ¥				0		93,780,174
Ending Balance | ¥				¥ 0		¥ 1,529,365,464
Wide Wealth Group Holding Limited [Member]
REDEEMABLE NON-CONTROLLING INTERESTS
Equity Method Investment, Ownership Percentage				45.00%	45.00%